                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                         MASSACHUSETTS INVESTORS TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MASSACHUSETTS INVESTORS TRUST

9/30/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 9/30/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
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
COMMON STOCKS - 98.6%
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AEROSPACE - 4.7%
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Lockheed Martin Corp.                                                                                1,037,830     $  112,594,176
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United Technologies Corp.                                                                            1,332,250        107,219,480
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                                                                                                                   $  219,813,656
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ALCOHOLIC BEVERAGES - 1.6%
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Diageo PLC                                                                                           3,317,480     $   72,877,049
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APPAREL MANUFACTURERS - 1.5%
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NIKE, Inc., "B"                                                                                      1,220,420     $   71,589,837
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AUTOMOTIVE - 0.6%
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Bayerische Motoren Werke AG (l)                                                                        445,060     $   28,726,620
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BIOTECHNOLOGY - 3.4%
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Amgen, Inc. (a)                                                                                      1,349,060     $   76,316,324
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Genzyme Corp. (a)                                                                                      766,820         47,512,167
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Gilead Sciences, Inc. (a)                                                                              843,340         34,467,306
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                                                                                                                   $  158,295,797
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BROADCASTING - 2.6%
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News Corp., "A"                                                                                      1,499,780     $   32,980,162
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Viacom, Inc., "B" (a)                                                                                  772,774         30,115,003
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Walt Disney Co.                                                                                      1,690,230         58,127,010
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                                                                                                                   $  121,222,175
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BROKERAGE & ASSET MANAGERS - 3.6%
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Charles Schwab Corp.                                                                                 1,929,670     $   41,680,872
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Franklin Resources, Inc.                                                                               418,490         53,357,475
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Goldman Sachs Group, Inc.                                                                              262,500         56,894,250
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Lehman Brothers Holdings, Inc.                                                                         257,920         15,921,402
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                                                                                                                   $  167,853,999
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BUSINESS SERVICES - 1.2%
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Amdocs Ltd. (a)                                                                                      1,539,260     $   57,245,079
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CABLE TV - 0.5%
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Time Warner Cable, Inc. (a)                                                                            683,500     $   22,418,800
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CHEMICALS - 1.7%
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3M Co.                                                                                                 621,300     $   58,141,254
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Monsanto Co.                                                                                           259,700         22,266,678
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                                                                                                                   $   80,407,932
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COMPUTER SOFTWARE - 2.9%
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Adobe Systems, Inc. (a)                                                                              1,029,260     $   44,937,492
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Oracle Corp. (a)                                                                                     4,272,720         92,504,388
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                                                                                                                   $  137,441,880
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COMPUTER SOFTWARE - SYSTEMS - 2.2%
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EMC Corp. (a)                                                                                        5,038,300     $  104,796,640
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CONSUMER GOODS & SERVICES - 6.2%
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Colgate-Palmolive Co.                                                                                  851,610     $   60,736,825
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International Flavors & Fragrances, Inc. (l)                                                           565,500         29,892,330
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Procter & Gamble Co.                                                                                 1,557,086        109,525,429
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Reckitt Benckiser PLC                                                                                1,508,743         88,629,416
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                                                                                                                   $  288,784,000
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ELECTRICAL EQUIPMENT - 2.0%
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Danaher Corp.                                                                                          564,700     $   46,706,337
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Rockwell Automation, Inc.                                                                              640,680         44,533,667
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                                                                                                                   $   91,240,004
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ELECTRONICS - 4.6%
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Applied Materials, Inc.                                                                              1,328,170     $   27,493,119
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Intel Corp.                                                                                          3,550,140         91,806,620
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Marvell Technology Group Ltd. (a)                                                                    1,232,560         20,177,007
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Samsung Electronics Co. Ltd., GDR                                                                      174,872         54,866,090
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SanDisk Corp. (a)(l)                                                                                   352,420         19,418,342
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                                                                                                                   $  213,761,178
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ENERGY - INDEPENDENT - 0.7%
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EOG Resources, Inc.                                                                                    456,960     $   33,051,917
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ENERGY - INTEGRATED - 6.2%
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Exxon Mobil Corp.                                                                                    1,172,940     $  108,567,326
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Hess Corp.                                                                                           1,172,230         77,988,462
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TOTAL S.A., ADR                                                                                      1,289,050        104,451,722
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                                                                                                                   $  291,007,510
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FOOD & BEVERAGES - 4.3%
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General Mills, Inc.                                                                                    412,700     $   23,940,727
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Nestle S.A.                                                                                            210,071         94,420,018
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PepsiCo, Inc.                                                                                        1,112,086         81,471,420
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                                                                                                                   $  199,832,165
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GAMING & LODGING - 2.0%
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Carnival Corp. (l)                                                                                     968,040     $   46,882,177
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International Game Technology                                                                          565,300         24,364,430
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Ladbrokes PLC                                                                                        2,701,372         23,855,852
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                                                                                                                   $   95,102,459
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GENERAL MERCHANDISE - 2.1%
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Macy's, Inc.                                                                                         1,470,210     $   47,517,187
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Target Corp.                                                                                           779,220         49,535,015
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                                                                                                                   $   97,052,202
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INSURANCE - 5.1%
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American International Group, Inc.                                                                   1,059,172     $   71,652,986
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Genworth Financial, Inc., "A"                                                                        1,573,770         48,361,952
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MetLife, Inc.                                                                                        1,105,000         77,051,650
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Travelers Cos., Inc.                                                                                   771,560         38,840,330
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                                                                                                                   $  235,906,918
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MACHINERY & TOOLS - 0.8%
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Eaton Corp.                                                                                            361,900     $   35,842,576
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MAJOR BANKS - 8.2%
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Bank of America Corp.                                                                                1,760,450     $   88,497,822
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Bank of New York Mellon Corp.                                                                        1,629,006         71,904,325
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JPMorgan Chase & Co.                                                                                 2,252,990        103,232,002
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State Street Corp.                                                                                   1,036,100         70,620,576
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Wells Fargo & Co.                                                                                    1,395,356         49,702,581
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                                                                                                                   $  383,957,306
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MEDICAL EQUIPMENT - 2.7%
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Boston Scientific Corp. (a)                                                                          1,288,850     $   17,979,458
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Medtronic, Inc.                                                                                      1,352,230         76,279,294
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Zimmer Holdings, Inc. (a)                                                                              407,740         33,022,863
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                                                                                                                   $  127,281,615
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NATURAL GAS - DISTRIBUTION - 0.6%
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Questar Corp.                                                                                          496,400     $   26,075,892
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NETWORK & TELECOM - 2.3%
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Cisco Systems, Inc. (a)                                                                              3,252,171     $  107,679,382
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OIL SERVICES - 3.0%
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GlobalSantaFe Corp. (l)                                                                                343,970     $   26,148,599
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National Oilwell Varco, Inc. (a)                                                                       298,000         43,061,000
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Noble Corp.                                                                                          1,423,060         69,801,093
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                                                                                                                   $  139,010,692
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OTHER BANKS & DIVERSIFIED FINANCIALS - 2.1%
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American Express Co.                                                                                 1,120,300     $   66,512,211
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UBS AG                                                                                                 568,978         30,610,195
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                                                                                                                   $   97,122,406
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PHARMACEUTICALS - 7.4%
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Abbott Laboratories                                                                                  1,673,290     $   89,721,810
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Johnson & Johnson                                                                                    1,587,178        104,277,595
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Roche Holding AG                                                                                       448,064         81,287,651
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Teva Pharmaceutical Industries Ltd., ADR                                                               507,150         22,552,961
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Wyeth                                                                                                1,037,380         46,215,279
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                                                                                                                   $  344,055,296
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SPECIALTY CHEMICALS - 1.9%
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Linde AG (l)                                                                                           298,700     $   37,122,985
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Praxair, Inc.                                                                                          606,610         50,809,654
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                                                                                                                   $   87,932,639
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SPECIALTY STORES - 2.5%
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Lowe's Cos., Inc.                                                                                      938,700     $   26,302,374
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Nordstrom, Inc.                                                                                        712,300         33,399,747
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Staples, Inc.                                                                                        2,625,960         56,431,880
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                                                                                                                   $  116,134,001
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TELECOMMUNICATIONS - WIRELESS - 0.3%
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America Movil S.A.B. de C.V., "L", ADR                                                                 195,900     $   12,537,600
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TELEPHONE SERVICES - 2.3%
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AT&T, Inc.                                                                                           1,465,500     $   62,005,305
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TELUS Corp.                                                                                            765,441         44,291,896
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                                                                                                                   $  106,297,201
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TOBACCO - 1.6%
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Altria Group, Inc.                                                                                   1,103,680     $   76,738,870
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TRUCKING - 1.0%
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FedEx Corp.                                                                                            449,890     $   47,125,978
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UTILITIES - ELECTRIC POWER - 2.2%
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Entergy Corp.                                                                                          218,730     $   23,686,272
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Exelon Corp.                                                                                           665,140         50,124,950
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FPL Group, Inc.                                                                                        464,800         28,297,024
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                                                                                                                   $  102,108,246
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   TOTAL COMMON STOCKS                                                                                             $4,598,327,517
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SHORT-TERM OBLIGATIONS - 0.2%
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General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                         $     7,924,000     $    7,924,000
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COLLATERAL FOR SECURITIES LOANED - 1.0%
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Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    48,498,932     $   48,498,932
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   TOTAL INVESTMENTS                                                                                               $4,654,750,449
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OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                  11,173,656
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   NET ASSETS - 100.0%                                                                                             $4,665,924,105
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(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS INVESTORS TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                         $3,662,750,989
                                                       ==============
Gross unrealized appreciation                          $1,073,446,996
Gross unrealized depreciation                             (81,447,536)
                                                       --------------
      Net unrealized appreciation (depreciation)       $  991,999,460
                                                       ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $47,483,338. These loans were collateralized by cash of $48,498,932 and U.S. Treasury obligations of $470,359.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST
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By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.